Movement of Provision for Inventory (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Charge to expenses	$ 679	$ 2,570
Actual write-off	1,081
Inventory Valuation Reserve
Inventory [Line Items]
Balance at beginning of the year	3,428	667
Charge to expenses	1,330	2,761
Actual write-off	1,807
Balance at end of the year	$ 2,951	$ 3,428